Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	S/ 13,193,411	S/ 17,104,465
Inter-bank funds	296,119	30,002
Financial investments	22,787,598	24,547,294
Loans, net	45,502,998	43,005,583
Due from customers on acceptances	45,809	152,423
Other accounts receivable and other assets, net	1,470,163	1,422,833
Total assets	83,296,098	86,262,600
Liabilities
Deposits and obligations	48,530,708	48,897,944
Inter-bank funds	30,012	0
Due to banks and correspondents	7,100,646	8,522,849
Bonds, notes and other obligations	7,906,303	8,389,672
Due from customers on acceptances	45,809	152,423
Insurance contract liabilities	10,602,372	11,958,058
Other accounts payable, provisions and other liabilities	2,840,098	2,278,877
Total liabilities	77,055,948	80,199,823
Forwards position, net	6,240,150	6,062,777
Currency swaps position, net	6,240,150	6,062,777
Cross currency swaps position, net	6,240,150	6,062,777
Options position, net	6,240,150	6,062,777
Monetary position, net	6,240,150	6,062,777
USD
Assets
Cash and due from banks	10,205,093	10,415,166
Financial investments	6,860,558	8,709,754
Loans, net	13,507,125	12,086,570
Due from customers on acceptances	45,809	152,423
Other accounts receivable and other assets, net	306,949	222,795
Total assets	30,925,534	31,586,708
Liabilities
Deposits and obligations	19,187,300	20,003,314
Due to banks and correspondents	645,706	757,039
Bonds, notes and other obligations	7,257,098	7,616,634
Due from customers on acceptances	45,809	152,423
Insurance contract liabilities	3,666,074	5,241,284
Other accounts payable, provisions and other liabilities	1,231,698	523,281
Total liabilities	32,033,685	34,293,975
Forwards position, net	637,634	1,208,277
Currency swaps position, net	637,634	1,208,277
Cross currency swaps position, net	637,634	1,208,277
Options position, net	637,634	1,208,277
Monetary position, net	637,634	1,208,277
PEN
Assets
Cash and due from banks	2,404,942	6,062,879
Inter-bank funds	296,119	30,002
Financial investments	15,884,533	15,708,023
Loans, net	31,995,873	30,919,013
Other accounts receivable and other assets, net	1,162,826	1,199,349
Total assets	51,744,293	53,919,266
Liabilities
Deposits and obligations	28,843,457	28,382,727
Inter-bank funds	30,012
Due to banks and correspondents	6,454,940	7,765,810
Bonds, notes and other obligations	649,205	773,038
Insurance contract liabilities	6,936,298	6,716,774
Other accounts payable, provisions and other liabilities	1,607,541	1,753,975
Total liabilities	44,521,453	45,392,324
Forwards position, net	5,558,622	4,697,505
Currency swaps position, net	5,558,622	4,697,505
Cross currency swaps position, net	5,558,622	4,697,505
Options position, net	5,558,622	4,697,505
Monetary position, net	5,558,622	4,697,505
Other Currencies [Member]
Assets
Cash and due from banks	583,376	626,420
Financial investments	42,507	129,517
Other accounts receivable and other assets, net	388	689
Total assets	626,271	756,626
Liabilities
Deposits and obligations	499,951	511,903
Other accounts payable, provisions and other liabilities	859	1,621
Total liabilities	500,810	513,524
Forwards position, net	43,894	156,995
Currency swaps position, net	43,894	156,995
Cross currency swaps position, net	43,894	156,995
Options position, net	43,894	156,995
Monetary position, net	43,894	156,995
Forward contract [member] | USD
Liabilities
Forwards position, net	(1,993,217)	(378,778)
Currency swaps position, net	(1,993,217)	(378,778)
Cross currency swaps position, net	(1,993,217)	(378,778)
Options position, net	(1,993,217)	(378,778)
Monetary position, net	(1,993,217)	(378,778)
Forward contract [member] | PEN
Liabilities
Forwards position, net	2,074,784	464,885
Currency swaps position, net	2,074,784	464,885
Cross currency swaps position, net	2,074,784	464,885
Options position, net	2,074,784	464,885
Monetary position, net	2,074,784	464,885
Forward contract [member] | Other Currencies [Member]
Liabilities
Forwards position, net	(81,567)	(86,107)
Currency swaps position, net	(81,567)	(86,107)
Cross currency swaps position, net	(81,567)	(86,107)
Options position, net	(81,567)	(86,107)
Monetary position, net	(81,567)	(86,107)
Currency swap contract [member] | USD
Liabilities
Forwards position, net	1,384,495	2,171,025
Currency swaps position, net	1,384,495	2,171,025
Cross currency swaps position, net	1,384,495	2,171,025
Options position, net	1,384,495	2,171,025
Monetary position, net	1,384,495	2,171,025
Currency swap contract [member] | PEN
Liabilities
Forwards position, net	(1,384,495)	(2,171,025)
Currency swaps position, net	(1,384,495)	(2,171,025)
Cross currency swaps position, net	(1,384,495)	(2,171,025)
Options position, net	(1,384,495)	(2,171,025)
Monetary position, net	(1,384,495)	(2,171,025)
Cross Currency Swap Contract [Member] | USD
Liabilities
Forwards position, net	2,354,679	2,123,300
Currency swaps position, net	2,354,679	2,123,300
Cross currency swaps position, net	2,354,679	2,123,300
Options position, net	2,354,679	2,123,300
Monetary position, net	2,354,679	2,123,300
Cross Currency Swap Contract [Member] | PEN
Liabilities
Forwards position, net	(2,354,679)	(2,123,300)
Currency swaps position, net	(2,354,679)	(2,123,300)
Cross currency swaps position, net	(2,354,679)	(2,123,300)
Options position, net	(2,354,679)	(2,123,300)
Monetary position, net	(2,354,679)	(2,123,300)
Option contract [member] | USD
Liabilities
Forwards position, net	(172)	(3)
Currency swaps position, net	(172)	(3)
Cross currency swaps position, net	(172)	(3)
Options position, net	(172)	(3)
Monetary position, net	(172)	(3)
Option contract [member] | PEN
Liabilities
Forwards position, net	172	3
Currency swaps position, net	172	3
Cross currency swaps position, net	172	3
Options position, net	172	3
Monetary position, net	S/ 172	S/ 3